EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2010	2011	2012
	(EUR in thousands)
Service cost	17,546	14,010	13,584
Interest cost	22,519	19,434	20,157
Expected return on plan assets	(2,968)	(4,749)	(3,382)
Amortization of actuarial losses	14,883	13,838	11,372
Amortization of past service cost	294	137	141
Losses / (income) on curtailments / settlements and other expense / (income)	9,821	7,412	(2,971)
Net periodic pension cost	62,095	50,082	38,901

	2010	2011	2012
Discount rate	5.2%	5.3%	5.1%
Expected return on plan assets	6.4%	5.5%	4.9%
Rate of compensation increase	5.1%	3.5%	2.7%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the ATHEX. As regards Deposit Administration Fund assets, the guaranteed return interest rate was used.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2010	2011	2012
	(EUR in thousands)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	472,896	402,143	301,106
Service cost	17,546	14,010	13,584
Interest cost	22,519	19,434	20,157
Employee contributions	6,353	5,065	4,930
Actuarial loss/(gain)	(30,682)	(37,680)	53,829
Adjustment for disposal and other	1,291	(3,137)	170,345
Benefits paid from the Fund	(68,744)	(85,684)	(37,233)
Benefits paid directly by the Group	(25,552)	(18,694)	(54,910)
Settlements/Terminations/Curtailments	6,418	5,649	(11,637)
Prior service cost arising over last period	98	-	(2,827)
PBO, end of year	402,143	301,106	457,344

	2010	2011	2012
	(EUR in thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	68,968	102,210	76,363
Actual return on plan assets	(31,839)	(18,132)	1,310
Employer contributions	127,472	72,904	24,053
Employee contributions	6,353	5,065	4,930
Benefits paid	(68,744)	(85,684)	(37,233)
Fair value of plan assets, end of year	102,210	76,363	69,423

Employer contributions paid by the Group, are in excess of the EUR 8.7 million total expected contributions for funded plans for 2012.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2010	2011	2012
	(EUR in thousands)
Funded status, end of year	(299,933)	(224,743)	(387,921)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2010	2011	2012
Discount rate	5.3%	5.1%	3.6%
Rate of compensation increase	3.4%	2.7%	2.4%
Pension increase	2.5%	0.0%	0.0%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2010	2011	2012
	(EUR in thousands)
Projected benefit obligation	402,143	301,106	457,344
Accumulated benefit obligation	328,602	259,542	395,867
Fair value of plan assets	102,210	76,363	69,423

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2010	2011	2012
	(EUR in thousands)
Net actuarial losses	170,532	139,368	175,487
Prior service cost	1,756	1,441	(1,598)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2010	2011	2012
	(EUR in thousands)
Net Loss / (Gain)	4,125	(14,799)	55,902
Prior Service Cost / (Credit)	98	-	(2,827)
Amortization of (Losses) / Gains	(18,340)	(15,504)	(20,097)
Amortization of Prior Service Cost	(396)	(137)	(141)
Total recognized on Other comprehensive income / (loss)	(14,513)	(30,440)	32,837

	2011		2012		2013
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	7,735	10%	6,159	9%	9%-28%
Other	68,628	90%	63,264	91%	72%-91%
Total	76,363	100%	69,423	100%

Benefit
payments projected
(EUR in thousands)
Expected Benefits next year	66,804
Expected Benefits in 2 Yrs	22,402
Expected Benefits in 3 Yrs	27,321
Expected Benefits in 4 Yrs	28,372
Expected Benefits in 5 Yrs	30,623
Expected Benefits in 6th to 10th Yr	130,268
In 2013, the Group is expected to make EUR 7.1 million in contributions to funded plans and EUR 47.5 million in retirement indemnities.